Securities (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Amortized Cost of Securities and their Estimated Fair Values

The carrying amount of securities and their estimated fair values follow:

	December 31, 2017
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Agency securities	$84,210	536	(653)	84,093
Tax free municipal bonds	26,412	637	(83)	26,966
Taxable municipal bonds	1,279	5	(1)	1,283
Trust preferred securities	1,650	35	—	1,685
Mortgage-backed securities	71,389	201	(826)	70,764

	$184,940	1,414	(1,563)	184,791

	December 31, 2016
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury securities	$2,000	1	—	2,001
U.S. Agency securities	83,667	983	(638)	84,012
Tax free municipal bonds	33,004	1,081	(174)	33,911
Taxable municipal bonds	2,720	17	(10)	2,727
Trust preferred securities	1,634	183	—	1,817
Mortgage-backed securities	85,626	437	(1,051)	85,012

	$208,651	2,702	(1,873)	209,480

Maturities of Debt Securities Available for Sale

The scheduled maturities of debt securities available for sale at December 31, 2017 and December 31, 2016 were as follows:

December 31, 2017	Amortized Cost	Estimated Fair Value
Due within one year	$2,078	2,095
Due in one to five years	28,692	28,624
Due in five to ten years	18,161	18,287
Due after ten years	7,218	7,443

	56,149	56,449
Amortizing agency bonds	57,402	57,578
Mortgage-backed securities	71,389	70,764

Total unrestricted securities available for sale	$184,940	184,791

December 31, 2016	Amortized Cost	Estimated Fair Value
Due within one year	$6,605	6,615
Due in one to five years	13,913	14,067
Due in five to ten years	32,611	32,744
Due after ten years	13,022	13,603

	66,151	67,029
Amortizing agency bonds	56,874	57,439
Mortgage-backed securities	85,626	85,012

Total unrestricted securities available for sale	$208,651	209,480

Estimated Fair Value and Unrealized Loss Amounts of Impaired Investments

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2017 and December 31, 2016 are as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2017	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. Agency securities	$41,501	(431)	9,846	(222)	51,347	(653)
Taxable municipals	521	(1)	—	—	521	(1)
Tax free municipals	4,860	(51)	913	(32)	5,773	(83)
Mortgage-backed securities	40,441	(289)	21,566	(537)	62,007	(826)

Total Available for Sale	$87,323	(772)	32,325	(791)	119,648	(1,563)

	Less than 12 months		12 months or longer		Total
December 31, 2016	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. Agency securities	$41,963	(597)	3,459	(41)	45,422	(638)
Taxable municipals	1,347	(10)	—	—	1,347	(10)
Tax free municipals	7,369	(174)	—	—	7,369	(174)
Mortgage-backed securities	48,462	(796)	7,439	(255)	55,901	(1,051)

Total Available for Sale	$99,141	(1,577)	10,898	(296)	110,039	(1,873)